J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

270 Park Avenue

New York, New York 10017

March 27, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Investment Trust (the “Trust”) on behalf of the JPMorgan Growth Advantage Fund (the “Fund”)

File Nos. 33-09421 and 811-5526

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 78 under the 1933 Act (Amendment No. 82 under the 1940 Act) to the Trust’s Registration Statement on Form
N-1A (the “Amendment”).

This Amendment is being filed to register Class R3 and Class R4 Shares for the Fund. If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary